Long-Term Debt - Additional Information - Revolvers (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) vessel credit_facility	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) credit_facility
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, 2019	$ 556,400,000
Amount reduced under revolving credit facilities, 2020	349,000,000
Amount reduced under revolving credit facilities, 2021	303,000,000
Amount reduced under revolving credit facilities, 2022	$ 596,300,000
Revolving credit facility
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	2		3
Revolving credit facilities borrowing capacity	$ 523,100,000	$ 125,000,000.0	$ 629,700,000
Amount reduced under revolving credit facilities, 2019	148,100,000
Amount reduced under revolving credit facilities, 2020	100,000,000
Amount reduced under revolving credit facilities, 2021	100,000,000
Amount reduced under revolving credit facilities, 2022	$ 175,000,000
Revolving credit facility | Partnership’s vessels, together with other related security
Debt Instrument [Line Items]
Number of vessels | vessel	19
Revolving credit facility | Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Minimum liquidity (greater of)	$ 35,000,000.0
Minimum historical EBITDA to total interest expense ratio	1.20
Maximum net debt to total capitalization ratio required to maintain (as a percent)	75.00%
Revolving credit facility | Teekay Shuttle Tankers L.L.C. | Minimum
Debt Instrument [Line Items]
Minimum liquidity (percent) (greater of)	5.00%
Revolving credit facility | Guaranteed by partnership and subsidiaries
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	1
Minimum liquidity (greater of)	$ 75,000,000.0
Revolving credit facility | Guaranteed by partnership and subsidiaries | Minimum
Debt Instrument [Line Items]
Maturity period	6 months
Minimum liquidity (percent) (greater of)	5.00%
Revolving credit facility | Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Maturity period	6 months